Administrative, operative, and project expenses (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Administrative, operation and project expenses:
Administrative expenses		$ 2,127,659	$ 2,236,642
Operations and project expenses		2,615,763	2,199,293
Administration expenses.
Administrative, operation and project expenses:
General expenses		909,471	1,011,675
Labor expenses		950,928	937,627
Depreciation and amortization		217,611	238,832
Taxes		49,649	48,508
Operations and project expenses
Administrative, operation and project expenses:
Labor expenses		211,473	195,771
Depreciation and amortization		22,972	37,556
Taxes		438,275	411,330
Exploration expenses	[1]	824,819	498,677
Commissions, fees, freights and services		768,696	836,283
Fee for regulatory entities		176,324	154,092
Maintenance		34,806	43,861
Other		$ 138,398	$ 21,723

[1]	As of June 30, 2024, it mainly includes i) the disposals of Orca1, Morito, Machin1, Arauca-15 and Anturio wells and seismic work and studies in Ecopetrol SA., ii) the disposals of Milonga and Sabanales wells and exploratory and seismic expenses in Llanos, VIM8, Perdices, Cor-9, SN-18, Upar, Vim-42, Guajira-gas in Hocol S.A. and iii) exploratory and seismic expenses in Ecopetrol Brasil.